Main differences between IFRS Accounting Standards and Swiss GAAP	12 Months Ended
Dec. 31, 2025
Main Differences Between IFRS And Swiss GAAP [Line Items]
Main differences between IFRS Accounting Standards and Swiss GAAP
Note 32
Main differences between IFRS Accounting Standards and Swiss GAAP
The consolidated
financial statements
of UBS
Group AG are
prepared
in accordance
with IFRS
Accounting Standards.
The Swiss Financial
Market Supervisory
Authority (FINMA)
requires financial groups presenting
financial statements
under
IFRS Accounting
Standards to
provide a narrative
explanation of
the main
differences between IFRS
Accounting Standards
and Swiss
generally accepted accounting
principles (GAAP) (the
FINMA Accounting Ordinance,
FINMA Circular
2020/1
“Accounting – banks” and
the Banking Ordinance (the
BO)). Included in this
Note are the
significant differences in
the
recognition and
measurement between IFRS
Accounting Standards and
the provisions
of the BO
and the guidelines
of
FINMA governing true and fair view financial statement reporting pursuant to Art. 25 to Art. 42 of the BO.
1. Consolidation
Under IFRS
Accounting Standards,
all entities
that are
controlled
by the
holding entity
are
consolidated. Under
Swiss
GAAP,
controlled entities deemed immaterial to a
group or those held only
temporarily are exempt from
consolidation,
but
instead
are
recorded
as
participations
accounted
for
under
the
equity
method
of
accounting
or
as
financial
investments measured at the lower of cost or market value.
2. Classification and measurement of financial assets
Under
IFRS
Accounting
Standards,
debt
instruments
are
measured
at
amortized
cost,
fair
value
through
other
comprehensive
income
(FVOCI) or
fair
value through
profit
or
loss
(FVTPL),
depending
on
the
nature
of
the business
model within which the particular asset
is held and the characteristics of
the contractual cash flows of the
asset. Equity
instruments are accounted
for at FVTPL
by UBS. Under
Swiss GAAP, trading assets and derivatives
are measured at
FVTPL,
in line
with IFRS
Accounting Standards.
However,
non-trading debt
instruments are
generally measured
at amortized
cost, even
when the
assets are
managed on
a fair
value basis.
In addition,
the measurement
of financial
assets in
the
form of securities
depends on the
nature of the
asset: debt instruments
not held to
maturity,
i.e. instruments available
for sale, and equity instruments with no permanent holding intent, are classified as
Financial investments
and measured
at the lower of (amortized) cost or
market value. Market value adjustments up to the original
cost amount and realized
gains or
losses upon
disposal of
the investment
are recorded
in the
income statement
as
Other income from ordinary
activities.
Equity
instruments
with
a
permanent
holding
intent
are
classified
as
participations
in
Non-consolidated
investments in
subsidiaries and
other
participations
and are
measured
at
cost less
impairment. Impairment
losses
are
recorded in the
income statement
as
Impairment of
investments in
non-consolidated subsidiaries
and other
participations.
Reversals of impairments up to the original
cost amount and realized gains or losses
upon disposal of the investment are
recorded as Extraordinary income /
Extraordinary expenses
.
3. Fair value option applied to financial liabilities
Under IFRS
Accounting Standards,
UBS applies
the fair
value option
to certain
financial liabilities
not held
for trading.
Instruments for which the fair
value option is applied are
accounted for at FVTPL. The
amount of change in the
fair value
attributable to
changes in
UBS’s own
credit is
presented in
Other comprehensive
income
directly within
Retained earnings .
The fair value option is applied primarily to issued structured debt instruments, certain non-structured debt instruments, certain payables under repurchase agreements and cash collateral on securities lending agreements, amounts
due under
unit-linked investment contracts, and brokerage payables.
Under Swiss
GAAP, the
fair value
option can
only be
applied to
structured debt
instruments consisting
of a
debt host
contract and
one or
more embedded
derivatives that
do not
relate to
own equity.
Furthermore, unrealized
changes in
fair value attributable
to changes in
UBS’s own credit
are not recognized,
whereas realized own
credit is recognized
in
Net trading income
.
4. Allowances and provisions for credit losses
Swiss GAAP permit
use of IFRS
Accounting Standards for
accounting for allowances
and provisions for
credit losses based
on an expected credit loss (ECL) model. UBS has chosen to apply the IFRS 9 ECL approach to those exposures that are in the ECL scope of both frameworks, IFRS Accounting Standards and Swiss GAAP.
For the small residual exposures within the
scope of Swiss GAAP ECL requirements, which
are not subject to ECL under
IFRS Accounting Standards due to classification differences, UBS applies alternative approaches.
–
For exposures for which Pillar 1 internal ratings-based models are applied to measure credit risk, ECL is determined
by
the regulatory expected loss
(EL), with an add-on
for scaling up to
the residual maturity of
exposures maturing beyond
the next
12 months,
as appropriate.
For detailed
information on
regulatory EL,
refer to
the “Risk
management and
control” section of this report.
–
For exposures for
which the Pillar 1
standardized approach is
used to measure
credit risk, ECL
is determined using
a
portfolio approach that
derives a conservative
probability of default
(PD) and a
conservative loss given
default (LGD)
for the entire portfolio.
5. Hedge accounting
Under IFRS
Accounting Standards, when
cash flow
hedge accounting
is applied,
the fair
value gain
or loss
on the
effective
portion of
a derivative
designated as
a cash
flow hedge
is recognized
initially in
equity and
reclassified to
the income
statement when certain
conditions are met.
When fair value
hedge accounting is
applied, the fair
value change of
the
hedged item attributable to the
hedged risk is reflected in the
measurement of the hedged item and
is recognized in the
income statement
along with
the change
in the
fair value
of the
hedging derivative.
Under Swiss
GAAP,
the effective
portion of the fair value change of a derivative instrument designated as a cash flow or as a fair value hedge is deferred on the balance sheet as Other assets
or
Other liabilities
. The carrying amount of
the hedged item designated in
fair value
hedges is not adjusted for fair value changes attributable to the hedged risk.
6. Business combinations, goodwill and intangible assets
Under IFRS Accounting Standards, business combinations are accounted for using the acquisition method, as prescribed by
IFRS
3,
Business
Combinations
.
Goodwill
and
intangible
assets
with
indefinite
useful
lives
acquired
in
a
business
combination
are
not
amortized
but
tested
annually
for
impairment.
Negative
goodwill
is
recognized
in
the
income
statement.
Under
Swiss
GAAP,
assets
and
liabilities
acquired
in
a
business
combination
are
generally
recorded
at
market
value.
Goodwill and intangible assets with indefinite useful lives are amortized over a period not exceeding five years , unless a longer
useful life,
which
may
not
exceed
ten years
,
can
be
justified. In
addition,
these
assets
are
tested
annually
for
impairment.
If
acquisition-date
amounts
of
the
net
assets
acquired
exceed
the
market
value
of
the
consideration
transferred,
incremental
provisions
are
recognized
for
expected
cash
outflows
related
to
taking
over
control
of
the
business, e.g. for expected restructuring. Any remaining negative goodwill is recognized in the income statement.
7. Post-employment benefit plans
Swiss GAAP
permit the
use of
IFRS Accounting
Standards or
Swiss accounting
standards for
post-employment benefit
plans, with the election made on a plan-by-plan basis.
UBS has elected to apply IAS 19 for
the non-Swiss defined benefit plans in the
UBS AG standalone financial statements
and
Swiss
accounting
standards
for
the
Swiss
pension
plan
in
the
UBS AG
and
the
UBS
Switzerland AG
standalone
financial statements. The requirements of
Swiss GAAP are better aligned with the
specific nature of Swiss pension plans,
which are
hybrid in
that they
combine elements
of defined
contribution and
defined benefit
plans, but
are treated
as
defined
benefit
plans
under
IFRS
Accounting
Standards.
Key
differences
between
Swiss
GAAP
and
IFRS
Accounting
Standards
include
the
treatment
of
dynamic
elements,
such
as
future
salary
increases
and
future
interest
credits
on
retirement savings,
which are
not considered
under the
static method
used in
accordance with
Swiss GAAP.
Also, the
discount rate used
to determine the
defined benefit obligation
in accordance with
IFRS Accounting Standards
is based
on the yield of
high-quality corporate bonds of
the market in the
respective pension plan country.
The discount rate used
in accordance with Swiss GAAP (i.e.
the technical interest rate) is determined by
the Pension Foundation Board based on
the expected returns of the Board’s investment strategy.
For defined benefit plans, IFRS Accounting Standards require the full defined benefit obligation net of the plan assets to be
recorded
on
the
balance
sheet
subject
to
the
asset
ceiling
rules,
with
changes
resulting
from
remeasurements
recognized
directly
in
equity.
However,
for
non-Swiss
defined
benefit
plans
for
which
IFRS
Accounting
Standards
are
elected, changes
due to
remeasurements are
recognized in
the income
statement of
UBS AG standalone
under Swiss
GAAP.
Swiss GAAP require employer
contributions to the pension
fund to be recognized
as personnel expenses in
the income
statement. Swiss
GAAP also
require an
assessment of
whether, based
on the
pension fund’s
financial statements
prepared
in accordance
with Swiss
accounting standards (FER 26),
an economic
benefit to,
or obligation
of, the
employer arises
from
the
pension
fund
that
is
recognized
in
the
balance
sheet
when
conditions
are
met.
Conditions
for
recording
a
pension asset or
liability would be
met if, for
example, an employer
contribution reserve is
available or the
employer is
required to contribute to the reduction of a pension deficit (on an FER 26 basis).
8. Leasing
Under IFRS
Accounting Standards,
a
single lease
accounting model
applies that
requires UBS
to record
a right-of-use
(RoU) asset
and a
corresponding lease
liability on
the balance
sheet when
UBS is
a lessee
in a
lease arrangement.
The
RoU asset
and the
lease liability
are recognized
when UBS
acquires control
of the
physical use
of the
asset. The
lease
liability
is
measured
based
on
the
present
value
of
the
lease
payments
over
the
lease
term,
discounted
using
UBS’s
unsecured borrowing
rate. The
RoU asset
is recorded
at an
amount equal
to the
lease liability
but is
adjusted for
rent
prepayments, initial direct costs, any costs to refurbish the leased asset and
/ or lease incentives received. The RoU asset
is depreciated over the shorter of the lease term or the useful life of the underlying asset.
Under
Swiss
GAAP,
leases
that
transfer
substantially
all
the
risks
and
rewards,
but
not
necessarily
legal
title
in
the
underlying assets,
are classified
as finance
leases. All
other leases
are classified
as operating
leases. Whereas
finance leases
are
recognized on
the
balance
sheet
and
measured
in
line
with
IFRS
Accounting Standards,
operating
leases
are
not
recognized on
the balance
sheet, with
payments recognized
as
General and
administrative expenses
on a
straight-line
basis over the lease term, which commences with control
of the physical use of the asset. Lease incentives
are treated as
a reduction of rental expense and recognized on a consistent basis over the lease term.
9. Netting of derivative assets and liabilities
Under IFRS Accounting Standards, derivative assets, derivative liabilities and related cash collateral not settled to market
are
reported
on
a
gross
basis
unless
the
restrictive
netting
requirements
under
IFRS
Accounting
Standards
are
met:
(i) existence
of
master
netting
agreements
and
related
collateral
arrangements
that
are
unconditional
and
legally
enforceable, in
both the
normal course
of business
and the
event of
default, bankruptcy
or insolvency
of UBS
and its
counterparties;
and
(ii) UBS’s
intention
to
either
settle
on
a
net
basis
or
to
realize
the
asset
and
settle
the
liability
simultaneously. Under Swiss GAAP,
derivative assets, derivative liabilities
and related cash collateral
not settled to market
are
generally
reported
on
a
net
basis,
provided
the
master
netting
and
the
related
collateral
agreements
are
legally
enforceable in the event of default, bankruptcy or insolvency of UBS’s counterparties.
10. Negative interest
Under IFRS Accounting Standards,
negative interest income
arising on a
financial asset does
not meet the
definition of
interest
income
and,
therefore,
negative
interest
on
financial
assets
and
negative
interest
on
financial
liabilities
are
presented within
interest expense
and interest
income, respectively.
Under Swiss
GAAP,
negative interest
on financial
assets is presented
within interest income
and negative
interest on financial
liabilities is
presented within interest
expense.
11. Extraordinary income and expense
Certain non-recurring and non-operating income and expense items, such as negative goodwill, realized gains or losses
from the disposal
of participations, fixed and
intangible assets, and reversals
of impairments of participations and
fixed
assets, are
classified as
extraordinary
items under
Swiss GAAP.
This distinction
is not
available under
IFRS Accounting
Standards.
▲